Equity (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of stock options exercised	$ 41	$ 22	$ 1
Cash received from exercise of stock options	88	52	8
Tax benefit realized from stock options exercised	$ 14	$ 8	$ 0